Deferred Government Grants	12 Months Ended
Dec. 31, 2017
Deferred Government Grant [Abstract]
Deferred Government Grant Disclosure [Text Block]
15.	Deferred Government Grants

Deferred government grants represent funding received from the government for research and development (“R&D”) or investment in building or improving production facility. The amount of deferred government grants as of year end is net of research and development expenditures, deduction of depreciation expenses, and the amount recognized as government grant income. The Company received $2,306 of government grant in 2017 (2016 - $753, 2015 - $236) that were deferred. In addition, the Company received $292 in other government grants and subsidies for the year ended December 31, 2017 and recognized as income in the statements of comprehensive income (loss) (2016 - $6,104, 2015 - $308).

Summarized below are deferred government grants as of December 31, 2017 and 2016:

	December 31,
	2017	2016
Construction of a pandemic influenza vaccine plant and buildings (a)	$277	$259
Purchasing equipment for H1N1 vaccine production (b)	136	128
Purchasing equipment for H5N1 vaccine production (c)	15	14
EV71 commercialization project (d)	502	471
Others (g)	1,108	905
Current deferred government grants	2,038	1,777
Construction of a pandemic influenza vaccine plant and buildings (a)	291	532
Purchasing equipment for H1N1 vaccine production (b)	57	181
Purchasing equipment for H5N1 vaccine production (c)	15	29
EV71 commercialization project (d)	1,735	2,096
EV71 phase IV clinical research (e)	784	-
Purchasing equipment for sIPV vaccine production (f)	1,537	-
Others (g)	55	115
Non-current deferred government grants	4,474	2,953
Total deferred government grants	$6,512	$4,730

(a) Deferred government grants included $568 being the unamortized portion of a grant the Company received in 2007 for construction of a pandemic influenza vaccine plant and buildings (December 31, 2016 - $791). The Company has fulfilled the conditions attached to the government grant. $277 which will be amortized in 2018 was included in the current portion of deferred government grants and $291 which will be amortized after 2018 was included in the non-current portion of deferred government grants. The production facility grant requires the Company to have the entire facility available to manufacture pandemic influenza vaccines at any given moment upon request by the Chinese government. $266 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2017 (2016 - $271, 2015 - $287).

(b) Deferred government grants included $193 being the unamortized portion of a grant the Company received in 2009 for purchasing equipment for H1N1 vaccine production. The Company has fulfilled the conditions attached to the government grant. $136 which will be amortized in 2018 was included in the current portion of deferred government grants and $57 which will be amortized after 2018 was included in the non-current portion of deferred government grants. $131 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2017 (2016 - $133, 2015 - $141).

(c) Deferred government grants included $30 being the unamortized portion of a grant the Company received in 2013 for purchasing equipment for H5N1 vaccine production. The Company has fulfilled the conditions attached to the government grant. $15 which will be amortized in 2018 was included in the current portion of deferred government grants and $15 which will be amortized after 2018 was included in the non-current portion of deferred government grants. $15 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2017 (2016 - $15, 2015 - $16).

(d) Deferred government grants included $2,237 being the unamortized portion of a grant the Company received in 2015 for equipment purchase and construction of the enterovirus 71 (“EV71”) vaccine production facility. The Company has fulfilled the conditions attached to the government grant in 2016. $502 which will be amortized in 2018 was included in the current portion of deferred government grants and $1,735 which will be amortized after 2018 was included in the non-current portion of deferred government grants. $403 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2017 (2016 - $274, 2015 - $nil), and $80 was recorded as government recognized in income for the year ended December 31, 2017 (2016 - $55, 2015 - $nil).

(e) Deferred government grants included $784 being the unamortized portion of a grant the Company received in 2017 for phase IV clinical research for EV71 vaccine. As of December 31, 2017, the Company has not fulfilled the conditions attached to the government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.

(f) Deferred government grants included $1,537 being the unamortized portion of a grant the Company received in 2017 for purchasing equipment for sIPV vaccine production. As of December 31, 2017, the Company has not fulfilled the conditions attached to the government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.

(g) As of December 31, 2017, conditions attached to a government grant received in 2017 in the amount of $78 for certain production facilities were fulfilled, of which $19 will be amortized in 2018 and $55 will be amortized after 2018, and $4 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2017. As of December 31, 2017, conditions of four government grants totaling $1,089 have not been fulfilled by the Company. The Company expects to fulfill the conditions of the four grants within one year, and these grants totaling $1,089 were included in the current portion of deferred government grants.